Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
Emerging Economies Fund
(the “Fund”)
Supplement dated February 5, 2024 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2023, as supplemented and amended to date
At a meeting held on January 23‑24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace J.P. Morgan Investment Management Inc. (“JPMIM”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock and its Subadvisory Agreement.
These changes are expected to become effective on or about April 29, 2024 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The disclosure in the section of the Summary Prospectus entitled “Fund Summary: Emerging Economies Fund– Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets. The Subadviser considers an emerging markets country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “MSCI EM Index”). The Subadviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in an index representative of emerging markets. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI Emerging Markets Index. The use of options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. The Fund may also gain exposure to securities of emerging markets companies through its investments in other investment companies, including exchange-traded funds, that invest in such securities.
The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
In the section of the Prospectus entitled “Fund Summary: Emerging Economies Fund – Principal Risks of Investing in the Fund,” the risk factors entitled “Large‑Cap Company Risk,” “Mid‑Cap Company Risk,” “Small‑Cap Company Risk,” and “Value Style Risk” are deleted in its entirety. Additionally, the following new principal risk factors are added: “Convertible Securities Risk,” “IPO Risk,” and “Model Risk.”
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
Effective April 29, 2024 BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities for the Fund. From October 1, 2011 through April 29, 2024, J.P. Morgan Investment Management Inc. sub‑advised the Fund. From September 11, 2009 through September 30, 2011, BlackRock Financial Management, Inc. sub‑advised the Fund.

Emerging Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
Emerging Economies Fund
(the “Fund”)
Supplement dated February 5, 2024 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2023, as supplemented and amended to date
At a meeting held on January 23‑24, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace J.P. Morgan Investment Management Inc. (“JPMIM”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
The Board has the authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about BlackRock and its Subadvisory Agreement.
These changes are expected to become effective on or about April 29, 2024 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The disclosure in the section of the Summary Prospectus entitled “Fund Summary: Emerging Economies Fund– Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets. The Subadviser considers an emerging markets country to include any country that is: (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index (the “MSCI EM Index”). The Subadviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in an index representative of emerging markets. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Generally, the Fund will invest in equities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI Emerging Markets Index. The use of options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. The Fund may also gain exposure to securities of emerging markets companies through its investments in other investment companies, including exchange-traded funds, that invest in such securities.
The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
In the section of the Prospectus entitled “Fund Summary: Emerging Economies Fund – Principal Risks of Investing in the Fund,” the risk factors entitled “Large‑Cap Company Risk,” “Mid‑Cap Company Risk,” “Small‑Cap Company Risk,” and “Value Style Risk” are deleted in its entirety. Additionally, the following new principal risk factors are added: “Convertible Securities Risk,” “IPO Risk,” and “Model Risk.”
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
Effective April 29, 2024 BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities for the Fund. From October 1, 2011 through April 29, 2024, J.P. Morgan Investment Management Inc. sub‑advised the Fund. From September 11, 2009 through September 30, 2011, BlackRock Financial Management, Inc. sub‑advised the Fund.